Share-based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2017 shares
Disclosure Of Share Based Payments [Line Items]
Weighted-average contractual life for stock options outstanding		3 years 3 months 18 days	2 years 8 months 12 days	2 years 10 months 24 days
Weighted-average share price at exercise for options exercised (in dollars per share) | $ / shares	$ 158.59		$ 280.08	$ 198.10
Weighted average fair value at measurement date, share options granted (in dollars per share) | $ / shares	43.56		$ 78.65	$ 36.82
Expected dividend, share options granted | €		€ 0
Increase decrease in expected life		1 year
Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares)		2,914,248	793,337	1,127,149
Restricted stock awards
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares)		0	0	0
Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares)		30,824	22,988	34,450
2020 Plans | Employee Stock Option Plans
Disclosure Of Share Based Payments [Line Items]
Percentage of fair value of ordinary shares		150.00%
Options granted period		5 years
2020 Plans | Employee Stock Option Plans | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
2020 Plans | Employee Stock Option Plans | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
2020 Plans | Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
2020 Plans | Restricted stock units | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
2020 Plans | Restricted stock units | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
2017 Acquiree | Restricted stock awards
Disclosure Of Share Based Payments [Line Items]
Number of shares issued (in shares)						61,880
2017 Acquiree | Restricted stock awards | Bottom of Range
Disclosure Of Share Based Payments [Line Items]
Vesting period						2 years
2017 Acquiree | Restricted stock awards | Top of Range
Disclosure Of Share Based Payments [Line Items]
Vesting period						3 years
Anchor | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period					4 years
Number of shares granted (in shares)					162,320
Number of ordinary shares represented by each equity instruments granted (in shares)					1
Grant date fair value of each equity instrument (in dollars per share) | $ / shares					$ 145.21
The Ringer | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period				5 years
Number of shares granted (in shares)				34,450
Number of ordinary shares represented by each equity instruments granted (in shares)				1
Grant date fair value of each equity instrument (in dollars per share) | $ / shares				$ 145.14
Podsights | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
Number of shares granted (in shares)		30,824
Grant date fair value of each equity instrument (in dollars per share) | $ / shares	$ 162.21